EXCHANGEABLE NOTES (Tables)	12 Months Ended
Dec. 31, 2025
Exchangeable notes
EXCHANGEABLE NOTES
Schedule of exchangeable notes

		Lightning
	WFOE	Speed	Kingway
	Exchangeable	Exchangeable	Exchangeable
	Notes	Notes	Notes	Total
	US$	US$	US$	US$
Balance as of January 1, 2023	355,320	71,792	—	427,112
Issuance of exchangeable notes	27,883	—	—	27,883
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	737	3,711	—	4,448
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	272	1,398	—	1,670
Foreign currency translation adjustment	(5,574)	(1,223)	—	(6,797)
Balance as of December 31, 2023	378,638	75,678	—	454,316
Issuance of exchangeable notes	—	—	28,541	28,541
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	(11,509)	2,606	918	(7,985)
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	—	(1,996)	(905)	(2,901)
Settlements	(365,994)	—	—	(365,994)
Foreign currency translation adjustment	(1,135)	(1,124)	(719)	(2,978)
Balance as of December 31, 2024	—	75,164	27,835	102,999
Issuance of exchangeable notes	—	—	27,842	27,842
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	—	826	(75)	751
Changes in fair values of exchangeable notes due to the instrument-specific credit risk	—	(4,584)	(1,014)	(5,598)
Foreign currency translation adjustment	—	1,640	1,218	2,858
Balance as of December 31, 2025	—	73,046	55,806	128,852
Including:
– Current portion	—	—	—	—
– Non-current portion	—	73,046	55,806	128,852

Kingway Exchangeable Note
EXCHANGEABLE NOTES
Schedule of assumptions used in determination of fair value of Exchangeable Notes

	As of December 31, 2025		As of December 31, 2024
	Lightning Speed	Kingway	Lightning Speed	Kingway
	Exchangeable	Exchangeable	Exchangeable	Exchangeable
	Notes	Notes	Notes	Notes
Risk‑free interest rates	1.34%-1.36%	1.48%-1.54%	1.08%~1.14%	1.02%~1.39%
Probability of conversion	50%	75%	75.00%	75.00%
Bond yields	13.41%	12.97%-13.95%	6.32%	7.89%